ADVANCES TO SUPPLIERS, NET (Details Narrative) $ in Millions	12 Months Ended
Sep. 30, 2022 USD ($)
Advances To Suppliers Net
Due from related parties current	$ 3.3
Prepaid inventory, percentage	81.00%